Segment Reporting	9 Months Ended
Sep. 30, 2020
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
On April 30, 2020, the Company completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business. Following the sale, the Company's remaining ship-to-ship support operations were integrated into the Company's tanker business. As a result, effective April 30, 2020, the Company has one reportable segment. The Company’s segment information for all periods prior to the sale and reorganization has been retroactively adjusted whereby the remaining ship-to-ship support operations have been reallocated from the ship-to-ship transfer segment to the tanker segment. Consequently, the Company’s tanker segment now consists of the operation of all of its tankers, including the operations from those tankers employed on full service lightering contracts, and the US based ship-to-ship support service operations that the Company retained, including its lightering support services provided as part of full service lightering operations. The Company’s ship-to-ship transfer segment consisted of the Company’s non-US lightering support services, LNG terminal management, consultancy, procurement, and other related services which were sold as of April 30, 2020. Segment results are evaluated based on (loss) income from operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s unaudited consolidated financial statements.

The following tables include results for the Company’s revenues and (loss) income from operations by segment for the nine months ended September 30, 2020 and three and nine months ended September 30, 2019. No results are included for the three months ended September 30, 2020 as the Company only had one reportable segment during that period.

Three Months Ended September 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	182,429	5,015	187,444
Voyage expenses	(92,866)	—	(92,866)
Vessel operating expenses	(44,322)	(4,217)	(48,539)
Time-charter hire expenses	(10,637)	—	(10,637)
Depreciation and amortization	(30,806)	(730)	(31,536)
General and administrative expenses (2)	(8,380)	(359)	(8,739)
Loss from operations	(4,582)	(291)	(4,873)

Equity income	68	—	68

Nine Months Ended September 30, 2020
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	751,640	6,992	758,632
Voyage expenses	(238,576)	—	(238,576)
Vessel operating expenses	(137,263)	(5,940)	(143,203)
Time-charter hire expenses	(28,245)	—	(28,245)
Depreciation and amortization	(88,677)	(493)	(89,170)
General and administrative expenses (2)	(28,330)	(627)	(28,957)
(Loss) gain on sale of assets and write-down of assets	(48,245)	3,081	(45,164)
Restructuring charge	(1,398)	—	(1,398)
Income from operations	180,906	3,013	183,919

Equity income	5,174	—	5,174

Nine Months Ended September 30, 2019
	Tanker Segment	Ship-to-Ship Transfer Segment	Total
	$	$	$
Revenues (1)	608,815	23,797	632,612
Voyage expenses	(293,263)	—	(293,263)
Vessel operating expenses	(137,461)	(19,265)	(156,726)
Time-charter hire expenses	(30,877)	—	(30,877)
Depreciation and amortization	(89,921)	(2,138)	(92,059)
General and administrative expenses (2)	(26,295)	(1,117)	(27,412)
Income from operations	30,998	1,277	32,275

Equity income	652	—	652
A reconciliation of total segment assets to total assets presented in the accompanying unaudited consolidated balance sheet as at December 31, 2019, when the Company had more than one reportable segment, is as follows:

As at
December 31, 2019
$
Tanker	2,114,451
Ship-to-Ship Transfer	26,201
Cash and cash equivalents	88,824
Consolidated total assets	2,229,476